COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 11. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company leases office space from Akrimax (see Note 8) in Cranford, New Jersey at a monthly rental rate of $2,167 pursuant to an agreement which currently expires on October 31, 2017. Rent expense for the year ended September 30, 2016 was $13,002. There was no rent expense for the year ended September 30, 2015 and the nine months ended September 30, 2014. Future minimum rentals for the years ending September 30, 2017 and 2018 are $26,004 and $2,167, respectively

Legal Proceedings

The Company is not involved in any litigation that we believe could have a material adverse effect on our financial position or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of our executive officers, threatened against or affecting our company or our officers or directors in their capacities as such.